Impairment testing	12 Months Ended
Dec. 31, 2017
Impairment Testing
Impairment testing

13	Impairment testing

Midatech Pharma (Wales) Limited

Details of goodwill and IPRD allocated to the acquired cash generating unit and the valuation basis are as follows:

	Indefinite lived
	IPRD carrying amount			Goodwill carrying amount			Valuation Basis
Name	2017	2016	2015	2017	2016	2015
	£’000	£’000	£000	£’000	£’000	£000

CGU – Midatech Pharma (Wales) Ltd	9,300	10,800	10,800	2,291	2,291	2,291	Value in use

The assets of the Midatech Pharma (Wales) Limited (“MPW”) CGU were valued as at 31 December 2017 and 31 December 2016 and were found to support the IPRD and goodwill carrying amounts set out above. The IPRD was valued using 13-14 year (2016: 14-15 year, 2015: 15-16 years), risk adjusted cash flow forecasts, in line with patent life, that have been approved by the Board. A period longer than 5 years is appropriate on the basis that the investment is long term and the development and commercialisation process is typically in excess of 5 years. Beyond the period from product launch and initial market penetration, a long-term growth rate of 5% was used.

In 2017 an impairment charge of £1.5m was recorded in the MPW CGU as a result of the impairment of the Opsisporin IPRD, primarily due to a strategic review concluding that the product is outside of Midatech’s strategic focus and as a result the decision was made not to continue with the programme at this point. At the same time the carrying value of a component of IPRD was reduced from £1.5m to nil.  The resulting charge was recorded in research and development expenditure within the consolidated statement of income.

The key assumptions used in the valuation model examining the MPW Ltd cash generating unit include the following:

Assumptions	2017	2016	2015

Pre-tax discount rate	17.9%	18.1%	17.7-19.5%

Cumulative probability of success of projects	81%	46% to 81%	46% to 69%

The discount rate is an estimated market-based weighted average cost of capital for the MPW business, determined at the date of acquisition. Cumulative probability of success of projects is the product of the probability of success of each remaining major phase of development for each individual IPRD component. These phase probabilities were determined by management with reference to the risks associated with each remaining development stage.

Sensitivity analysis

If any one of the following changes were made to the above key assumptions, applied to all projects, the carrying value and recoverable amount would be equal.

Assumptions	2017	2016	2015

Pre-tax discount rate for all projects	increase to 21.0%	increase to 26.4%	increase to 23.9%

Cumulative probability of success of projects	57%	53%	44%

Midatech Pharma US, Inc.

Details of goodwill and intangibles allocated to the acquired cash generating unit and the valuation basis are as follows:

	Definite lived			Indefinite lived
	Product and marketing rights carrying amount			Goodwill carrying amount			Valuation Basis
Name	2017	2016	2015	2017	2016	2015
	£’000	£’000	£’000	£’000	£’000	£’000

CGU – Midatech Pharma US, Inc	1,995	3,557	15,477	11,152	12,197	10,165	Value in use

The change in the goodwill carrying value as at 31 December 2017 is due to the movement in the Sterling and US Dollar exchange rate used to translate the underlying US Dollar value of goodwill, 2017: $1.349, (2016: $1.233).

Following the acquisition of Zuplenz® on 24 December 2015, the Group has considered Zuplenz® to be an asset of the MPUS cash generating unit as from 1 January 2016. The Zuplenz® product is wholly integrated within the MPUS portfolio of products and as such all related cash flows have been included with the value in use calculations of the CGU.

An impairment charge of £11.4m in relation to product and marketing rights and a related £4.6m deferred tax credit was recorded in MPUS as at 31 December 2016. This arose as a result of the underperformance of Oravig in comparison to forecast sales at the time of the acquisition. The carrying value of the product rights, was reduced from £11.4m to nil. The resulting impairment charge is shown separately within the consolidated statement of comprehensive income.

The remaining assets of the Midatech Pharma US, Inc. CGU, including Zuplenz®, were valued as at 31 December 2017 and 31 December 2016 and were found to support the product and marketing rights and goodwill carrying amounts set out above. The product and marketing rights were valued using 10-year cash flow forecasts, that have been approved by the Board. A period longer than 5 years is appropriate on the basis that the product patents afford a certain amount of protection from competitors thereby providing assurance that market share can be preserved throughout the period of patent life. A long-term growth rate of 3% was used for all assets except Zuplenz where 5% was used.

As at 31 December 2015, the assets of the CGU were not identified as being materially different to the fair values determined at the acquisition date on 4 December 2015.

The key assumptions used in the model examining the Midatech Pharma US, Inc. cash generating unit include the following:

Assumptions	2017	2016
Pre-tax discount rate	19.7%	24.7%

Overall CGU 10-year growth rate	26.4%	10.6%

The increase in the overall growth rate reflects the addition of the Group’s development products, Q Octreotide and MTX110 into the MPUS portfolio once they have been approved and launched.

The discount rate is an estimated market-based weighted average cost of capital for the Midatech Pharma US, Inc. business, determined at the date of acquisition. The overall CGU 10-year growth rate is a composite of individual product forecasts, each with particular forecast growth rates over the next 5-years followed by a further 5-year period utilising a 3% long-term growth rate, or 5% for Zuplenz.

Sensitivity analysis

If any one of the following changes were made to the above key assumptions, applied to all projects, the carrying value and recoverable amount would be equal.

Assumptions	2017	2016
Pre-tax discount rate	increase to 53.7%	increase to 25.2%

Overall CGU 10-year growth rate	5.0%	10.5%

The sensitivity analysis assumes that Q Octreotide and MTX110 are not added into the Midatech Pharma US, Inc. portfolio and the resulting 2017 growth rate of 5%, required for the carrying value and recoverable amount to be equal, is derived exclusively from the current product portfolio.

The value in use calculations used to value the acquired intangibles and appraise the remaining carrying value of the intangibles at 31 December 2015 were materially the same. This is because of the impairment test date and acquisition date being only 27 days apart. Any increase in the discount rate or decrease in the probability of success of projects stated above would result in an impairment.